Document and Entity Information	Nov. 17, 2020
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001260990
Document Type	8-K
Document Period End Date	Nov. 17, 2020
Entity Registrant Name	Oncternal Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-50549
Entity Tax Identification Number	62-1715807
Entity Address, Address Line One	12230 El Camino Real
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	434-1113
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ONCT
Entity Emerging Growth Company	false